Lincoln Variable Insurance Products Trust 1300 South Clinton Street Fort Wayne, Indiana 46802 United States of America

Phone: 260-455-6918

Fax: 260-455-5135

E-Mail: Colleen.Tonn@LFG.com

VIA EDGAR

August 27, 2012

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Lincoln Variable Insurance Products Trust (the “Trust”)

Funds: LVIP BlackRock Emerging Markets Index RPM Fund and LVIP American Preservation Fund

File Nos.: 033-70742 and 811-08090

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 141 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933.

The effective date of the attached post-effective amendment will be August 27, 2012. As counsel, I have reviewed the amendment and represent that it does not contain disclosures that would render it ineligible to become effective under paragraph (b) of that Rule.

Please contact me at the number indicated above if you have any questions.

Very truly yours,

/s/ Colleen E. Tonn, Esq.

Colleen E. Tonn, Esq.

Senior Counsel

Enclosures

cc:	Jill R. Whitelaw, Esq.

Lisa L.B. Matson, Esq.